Acquisitions and Divestitures Cerebos Purchase Price Allocation to Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Millions	Dec. 28, 2019	Dec. 29, 2018
Business Acquisition [Line Items]
Goodwill on acquisition	$ 35,546	$ 36,503
Cerebos
Business Acquisition [Line Items]
Cash		23
Other current assets		65
Property, plant and equipment, net		75
Identifiable intangible assets		100
Trade and other payables		(41)
Other non-current liabilities		(3)
Net assets acquired		219
Goodwill on acquisition		25
Total consideration		$ 244